Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2020
Cost of revenues
Schedule of Cost of revenues

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Revenue sharing fees and content costs	287,168	2,118,495	5,601,439
Payment handling costs	17,741	652,458	1,317,205
Bandwidth costs	136,447	706,457	834,146
Salary and welfare	139,221	390,352	707,398
Depreciation and amortization	42,147	204,637	421,272
Technical service fee	33,818	304,499	410,293
Share-based compensation	46,373	41,007	39,910
Other taxes and surcharges	2,766	9,574	10,078
Other costs	20,020	125,179	167,848

Total	725,701	4,552,658	9,509,589